INVESTORS LIFE INSURANCE COMPANY
 OF NORTH AMERICA
(Herein called Investors Life)

SEPARATE ACCOUNT I
FINANCIAL STATEMENTS

December 31, 2024

This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account I variable annuity contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such variable annuity contracts.

Investors Life Insurance Company of North America
Administrative Offices: Austin, Texas

Deloitte & Touche LL 111 S. Wacker Dr Chicago, IL 60606 USA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Tel: 1 312 486 1000 Fax: 1 312 486 1486 www.deloitte.com

To the Board of Directors of
Investors Life Insurance Company of North America and
Policyholders of Investors Life Insurance Company of North America Separate Account I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities for each of the divisions of Investors Life Insurance Company of North America Separate Account I (the “Separate Account”) listed in Appendix A, as of December 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of the Separate Account as of December 31, 2024, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

The statements of changes in net assets for the year ended December 31, 2023 and financial highlights for the four years ended December 31, 2023, were audited by other auditors whose report dated February 16, 2024, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual fund. We believe that our audits provide a reasonable basis for our opinion.

February 17, 2025

We have served as the auditor of Investors Life Insurance Company of North America Separate Account I since 2024.

Investors Life Insurance Company of North America Separate Account I	APPENDIX A

Division	Statement of Net Assets as of	Statement of Operations for the Year ended	Statement Of Changes in Net Assets for the Year ended	Financial Highlights for the Year Ended

Putnam Variable Trust Money Market Fund Qualified	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Putnam Variable Trust Money Market Fund Non-Qualified	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Putnam Variable Trust Income Fund Qualified	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Putnam Variable Trust Income Fund Non-Qualified	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Putnam Variable Trust Large Cap Value Fund Qualified	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Putnam Variable Trust Large Cap Value Fund Non-Qualified	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Putnam Variable Trust Growth Opportunities Fund Qualified	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Putnam Variable Trust Growth Opportunities Fund Non-Qualified	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024

Investors Life Insurance Company of North America
Separate Account I
Statement of Net Assets

December 31, 2024

	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Income Fund	Putnam Variable Trust Income Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
ASSETS:
Investments, at fair value	$93,776	$1,328	$47,234	$71,310
Total assets	$93,776	$1,328	$47,234	$71,310

NET ASSETS:
Accumulation units	$93,776	$1,328	$47,234	$71,310
Total net assets	$93,776	$1,328	$47,234	$71,310

FUND SHARE INFORMATION
Number of shares	93,776	1,328	5,810	8,771

Cost of investments	$93,776	$1,328	$286,108	$533,518

UNITS OUTSTANDING	35,482	507	6,421	9,848

ACCUMULATION UNIT VALUE	$2.64	$2.62	$7.36	$7.24

	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Growth Opportunities Fund	Putnam Variable Trust Growth Opportunities Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
ASSETS:
Investments, at fair value	$3,465,452	$246,118	$498,956	$418,527
Total assets	$3,465,452	$246,118	$498,956	$418,527

NET ASSETS:
Accumulation units	$3,465,452	$246,118	$498,956	$418,527
Total net assets	$3,465,452	$246,118	$498,956	$418,527

FUND SHARE INFORMATION
Number of shares	105,205	7,472	27,766	23,290

Cost of investments	$2,581,718	$175,710	$303,608	$251,880

UNITS OUTSTANDING	153,931	10,901	12,803	10,697

ACCUMULATION UNIT VALUE	$22.51	$22.58	$38.98	$39.13

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account I
Statement of Operations

Year Ended December 31, 2024

	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Income Fund	Putnam Variable Trust Income Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Net Investment Income (Loss)
Investment Income:
Dividends	$4,468	$66	$4,395	$3,961

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	1,120	16	742	856
Net investment income (loss)	3,348	50	3,653	3,105

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	-	-	-	-
Realized gains (losses) on fund shares	-	-	(17,691)	(329)
Net realized gains (losses)	-	-	(17,691)	(329)
Change in unrealized gains and (losses)	-	-	14,565	(1,835)
Net realized and change in unrealized gains (losses) on investments	-	-	(3,126)	(2,164)

Increase (Decrease) in Net Assets from Operations	$3,348	$50	$527	$941

	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Growth Opportunities Fund	Putnam Variable Trust Growth Opportunities Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Net Investment Income (Loss)
Investment Income:
Dividends	$72,900	$4,868	$4,540	$3,761
Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	42,449	2,881	5,385	4,478
Net investment income (loss)	30,451	1,987	(844)	(717)

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	129,169	8,626	13,836	11,462
Realized gains (losses) on fund shares	96,207	2,046	5,254	1,759
Net realized gains (losses)	225,376	10,672	19,090	13,221
Change in unrealized gains and (losses)	320,507	25,504	104,274	89,227
Net realized and change in unrealized gains (losses) on investments	545,883	36,176	123,364	102,448

Increase (Decrease) in Net Assets from Operations	$576,334	$38,163	$122,520	$101,731

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account I
Statement of Changes in Net Assets

Year Ended December 31, 2024

	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Income Fund	Putnam Variable Trust Income Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$3,348	$50	$3,653	$3,105
Net realized gains (losses)	-	-	(17,691)	(329)
Change in unrealized gains (losses)	-	-	14,565	(1,835)
Net increase (decrease) in net assets from operations	3,348	50	527	941

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(911)	(39)	(32,793)	(63)
Benefit payment to annuitants	(1,038)	(82)	(2,302)	(120)
Net increase (decrease) from policy transactions	(1,949)	(121)	(35,095)	(183)
Net increase (decrease) in net assets	1,399	(71)	(34,568)	758

Net Assets:
Net assets at December 31, 2023	92,377	1,399	81,802	70,552
Net assets at December 31, 2024	$93,776	$1,328	$47,234	$71,310

Year Ended December 31, 2023

	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Income Fund	Putnam Variable Trust Income Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$3,207	$48	$4,291	$3,217
Net realized gains (losses)	-	-	(7,773)	(316)
Change in unrealized gains (losses)	-	-	6,560	(376)
Net increase (decrease) in net assets from operations	3,207	48	3,078	2,525

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(12,469)	(38)	(11,622)	(64)
Benefit payment to annuitants	(1,098)	(86)	(3,565)	(126)
Net increase (decrease) from policy transactions	(13,567)	(124)	(15,187)	(190)
Net increase (decrease) in net assets	(10,360)	(76)	(12,109)	2,335

Net Assets:
Net assets at December 31, 2022	102,737	1,475	93,911	68,217
Net assets at December 31, 2023	$92,377	$1,399	$81,802	$70,552

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account I
Statement of Changes in Net Assets

Year Ended December 31, 2024

	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Growth Opportunities Fund	Putnam Variable Trust Growth Opportunities Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$30,451	$1,987	$(844)	$(717)
Net realized gains (losses)	225,376	10,672	19,090	13,221
Change in unrealized gains (losses)	320,507	25,504	104,274	89,227
Net increase (decrease) in net assets from operations	576,334	38,163	122,520	101,731

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(290,284)	(71)	(17)	(33)
Benefit payment to annuitants	(28,614)	(4,454)	(7,921)	-
Net increase (decrease) from policy transactions	(318,898)	(4,525)	(7,938)	(33)
Net increase (decrease) in net assets	257,436	33,638	114,583	101,698

Net Assets:
Net assets at December 31, 2023	3,208,016	212,480	384,374	316,829
Net assets at December 31, 2024	$3,465,452	$246,118	$498,956	$418,527

Year Ended December 31, 2023

	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Growth Opportunities Fund	Putnam Variable Trust Growth Opportunities Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$42,624	$3,086	$(3,950)	$(3,227)
Net realized gains (losses)	191,012	17,555	6,291	4,151
Change in unrealized gains (losses)	184,614	7,705	114,780	94,652
Net increase (decrease) in net assets from operations	418,250	28,346	117,121	95,576

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(174,733)	(69)	(19)	(33)
Benefit payment to annuitants	(28,803)	(40,411)	(6,301)	-
Net increase (decrease) from policy transactions	(203,536)	(40,480)	(6,320)	(33)
Net increase (decrease) in net assets	214,714	(12,134)	110,801	95,543

Net Assets:
Net assets at December 31, 2022	2,993,302	224,614	273,573	221,286
Net assets at December 31, 2023	$3,208,016	$212,480	$384,374	$316,829

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account I
Notes to Financial Statements

Year Ended December 31, 2024

Note 1. Organization

Investors Life Insurance Company of North America (“Investors Life”), a wholly owned subsidiary of Arcus Holdings, Inc., established Investors Life Insurance Company of North America – Separate Account I (the “Separate Account”) as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four divisions, each corresponding to a portfolio of Putnam Variable Trust. Each division contains two subdivisions, one for the allocation of tax-qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund, Putnam Variable Trust Large Cap Value Fund or Putnam Variable Trust Growth Opportunities Fund. The contract owners’ equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for the subdivision, the mortality risk and expense fees guarantees assessed on the Separate Account assets (See Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the “Code”), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Separate Account: (a) investments are carried at fair value as discussed in Note 8; (b) investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date; and (c) the cost of investments sold is determined on the first-in, first-out method. Investment valuations are subject to change based on underlying market conditions. See Notes 4 and 5 with respect to income taxes. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these amounts.

The Separate Account is engaged in a single line of business as a registered unit investment trust and is divided into various subaccounts for variable annuity contracts with the assets owned by the contract owners.  Each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the chief operating decision maker (“CODM”) manages the activities of the Separate Account using information of each subaccount. The accounting policies of the segments are the same as those described in the summary of significant accounting policies.

The subaccounts have identified the Chief Financial Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.  The CODM uses increase (decrease) in net assets resulting from operations to monitor the performance of each of the subaccounts within the Separate Account. The measure of segment assets is reported on the Statement of Net Assets as Total Net Assets. Refer to the Statements of Operations and Changes in Net Assets for each subaccount’s operating segment results and related footnotes. All revenue is generated in the United States and there is no customer greater than 10% of the results for all periods presented.

The Separate Account qualifies as an investment company as defined by the Financial Accounting Standards Board’s Accounting Standards Codification Topic 946 and, accordingly, the Separate Account follows the accounting and reporting guidance contained therein. The Separate Account’s status as an investment company has not changed during the year ended December 31, 2024. The Separate Account has not provided financial support to any investee during the year ended December 31, 2024, and the Separate Account has no contractual obligations to provide financial support to any investee.

Investors Life Insurance Company of North America
Separate Account I
Notes to Financial Statements

Year Ended December 31, 2024
Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the year ended December 31, 2024 were $0 after deductions for premium taxes. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.  Contract owners have limited rights to transfer their contract values between Separate Account divisions. There were no transfers for the year ended December 31, 2024.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.

Note 5. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any year for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The IRS has issued regulations under Section 817(h) of the Code.  Investors Life believes that the Separate Account satisfies the current requirements of the regulations.

Note 6. Accumulation Unit Transactions

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 2024 and units outstanding at December 31, 2024 were as follows:

	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Income Fund	Putnam Variable Trust Income Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Units outstanding at December 31, 2023	36,237	554	11,268	9,873
Units purchased and transfers in	-	-	-	-
Units sold and transfers out	(755)	(47)	(4,847)	(25)
Units outstanding at December 31, 2024	35,482	507	6,421	9,848

	Putnam Variable Trust Large Cap Value Income Fund	Putnam Variable Trust Large Cap Value Income Fund	Putnam Variable Trust Growth Opportunities Fund	Putnam Variable Trust Growth Opportunities Fund
	Qualified	Non-Qualified	Qualified	Non-Qualified
Units outstanding at December 31, 2023	168,198	11,109	13,031	10,698
Units purchased and transfers in	-	-	-	-
Units sold and transfers out	(14,267)	(208)	(228)	(1)
Units outstanding at December 31, 2024	153,931	10,901	12,803	10,697

Investors Life Insurance Company of North America
Separate Account I
Notes to Financial Statements

Year Ended December 31, 2024
The accumulation units for seven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2024, the number of accumulation units, the aggregate value of the subdivisions’ equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

	Accumulation Units	Aggregate Value	Monthly Annuity Units	Annuity Unit Value
Putnam Variable Trust Money Market Fund, Qualified	3,337	$8,818	454	$0.21
Putnam Variable Trust Money Market Fund, Non-Qualified	274	$717	55	$0.21
Putnam Variable Trust Income Fund, Qualified	2,786	$20,494	367	$0.63
Putnam Variable Trust Income Fund, Non-Qualified	143	$1,038	27	$0.63
Putnam Variable Trust Large Cap Value Fund, Qualified	10,652	$239,792	2,347	$1.44
Putnam Variable Trust Large Cap Value Fund, Non-Qualified	1,469	$33,158	875	$1.45
Putnam Variable Trust Growth Opportunities Fund, Qualified	1,988	$77,496	463	$1.61

The number of monthly annuity units and related annuity unit value is calculated based upon the expected payout period as computed according to the 1971 Individual Mortality Table with interest at the rate of 6% per annum. The mortality risk is fully borne by Investors Life and may result in additional amounts being transferred into the Separate Account by Investors Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Investors Life.

Note 7. Financial Highlights – Expense Ratios and Investment Income Ratios

A summary of unit values and units outstanding for variable annuity contracts, net assets, expense ratios, investment income ratios, and total return ratios, excluding expenses of the underlying funds and expenses charged through redemption of units, for each of the periods ended below were as follows:

Putnam Variable Trust Money Market Fund Qualified								Putnam Variable Trust Money Market Fund Non-Qualified
		Net Assets								Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return
12/31/24	35,482	$2.64	$94		1.20%	4.79%	3.59%	12/31/24	507	$2.62	$1		1.20%	4.95%	3.75%
12/31/23	36,237	$2.55	$92		1.20%	4.61%	3.41%	12/31/23	554	$2.53	$1		1.20%	4.40%	3.20%
12/31/22	41,697	$2.46	$103		1.20%	1.30%	0.10%	12/31/22	604	$2.44	$1		1.20%	1.27%	0.07%
12/31/21	42,126	$2.46	$104		1.20%	0.01%	-1.19%	12/31/21	658	$2.44	$2		1.20%	0.00%	-1.20%
12/31/20	52,554	$2.49	$131		1.20%	0.25%	-0.95%	12/31/20	9,260	$2.47	$23		1.20%	0.25%	-0.95%

Putnam Variable Trust Income Fund Qualified								Putnam Variable Trust Income Fund Non-Qualified
		Net Assets								Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return
12/31/24	6,421	$7.36	$47		1.20%	7.11%	0.85%	12/31/24	9,848	$7.24	$71		1.20%	5.55%	1.32%
12/31/23	11,268	$7.26	$82		1.20%	6.38%	3.71%	12/31/23	9,873	$7.15	$71		1.20%	5.96%	3.74%
12/31/22	13,416	$7.00	$94		1.20%	5.90%	-16.25%	12/31/22	9,901	$6.89	$68		1.20%	6.14%	-16.52%
12/31/21	14,195	$8.19	$116		1.20%	6.13%	-5.80%	12/31/21	11,301	$8.06	$91		1.20%	6.17%	-6.20%
12/31/20	15,223	$8.67	$132		1.20%	5.92%	4.65%	12/31/20	18,934	$8.53	$162		1.20%	5.92%	4.60%

Investors Life Insurance Company of North America
Separate Account I
Notes to Financial Statements

Year Ended December 31, 2024
Note 7. Financial Highlights – Expense Ratios and Net Investment Income Ratios (continued)

Putnam Variable Trust Large Cap Value Fund Qualified								Putnam Variable Trust Large Cap Value Fund Non-Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return
12/31/24	153,931	$22.51	$3,465		1.20%	2.06%	16.29%	12/31/24	10,901	$22.58	$246		1.20%	2.03%	15.90%
12/31/23	168,198	$19.07	$3,208		1.20%	2.61%	13.84%	12/31/23	11,109	$19.13	$212		1.20%	2.67%	13.52%
12/31/22	179,774	$16.65	$2,993		1.20%	2.16%	-4.39%	12/31/22	13,456	$16.69	$225		1.20%	3.02%	-4.52%
12/31/21	202,039	$17.36	$3,507		1.20%	1.68%	22.62%	12/31/21	33,648	$17.40	$586		1.20%	1.75%	23.07%
12/31/20	210,365	$13.77	$2,896		1.20%	2.14%	4.53%	12/31/20	39,246	$13.81	$542		1.20%	2.18%	3.75%

Putnam Variable Trust Growth Opportunities Fund Qualified								Putnam Variable Trust Growth Opportunities Fund Non-Qualified
		Net Assets								Net Assets
	Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s	)	Expense Ratio	Investment Income Ratio	Total Return
12/31/24	12,803	$38.97	$499		1.20%	1.01%	27.31%	12/31/24	10,697	$39.13	$419		1.20%	1.01%	27.26%
12/31/23	13,031	$29.50	$384		1.20%	0.00%	35.58%	12/31/23	10,698	$29.62	$317		1.20%	0.00%	35.54%
12/31/22	13,281	$20.60	$274		1.20%	0.94%	-40.40%	12/31/22	10,699	$20.68	$221		1.20%	0.91%	-41.65%
12/31/21	13,553	$29.94	$406		1.20%	0.82%	19.64%	12/31/21	12,635	$29.95	$378		1.20%	0.82%	19.62%
12/31/20	13,987	$24.63	$345		1.20%	0.24%	32.65%	12/31/20	12,969	$24.65	$320		1.20%	0.24%	32.57%

Note 8. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale. Fair value measurements are categorized into a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are described below:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. There were no transfers between hierarchy levels during the year ended December 31, 2024.

Investors Life Insurance Company of North America
Separate Account I
Notes to Financial Statements

Year Ended December 31, 2024
Shares of open-ended publicly-traded mutual funds are valued at their closing bid prices each business day. Shares of Putnam Variable Trust Divisions are not publicly-traded and are valued at their net asset value (“NAV”) each business day based upon the number of shares outstanding. The NAV represents the price at which Putnam Variable Trust Divisions shares are issued and redeemed by the Putnam Variable Trust Divisions. Management has reviewed the volume of transactions within the Putnam Variable Trust Divisions and has concluded that such volumes qualify as an active market. The Separate Account considers all investments in mutual funds and Putnam Variable Trust Divisions to be Level 1 investments.

Note 9. Subsequent Events

For purposes of preparing the accompanying financial statements and the related notes, there have been no events occurring subsequent to December 31, 2024 and through the date the financial statements were issued on February 17, 2025 that would have a material effect on the financial condition of the Separate Account.